UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2003

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Paul G. Resnick and Kenneth R. Bilodeau, Jr.,
		dba AKJ Asset Management
Address:	1180 Harker Avenue
		Palo Alto, CA  94301

Form 13F File Number:	28-10308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kenneth R. Bilodeau, Jr.
Title:	Partner
Phone:	650-326-9090

Signature, Place and Date of Signing:

Kenneth R. Bilodeau, Jr.		Palo Alto, CA		April 7, 2003
		[Signature]				[City, State]			[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		56

Form 13F Information Table Value Total:		73,147 (x 1,000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER			TITLE OF   CUSIP		VALUE	   SHARES	INV.		OTHER		  VOTING AUTH
					CLASS				X1000			DISC		MGR		  SOLE


ABM Industries, Inc.            cs  00163T109         342       26000  sole           n/a        26,000
Automatic Data Proc             cs  053015103       2,169      70,450  sole           n/a        70,450
Ameren Corp.                    cs  023608102         275       7,050  sole           n/a         7,050
American Int.                   cs  026874107         243       4,923  sole           n/a         4,923
American Express                cs  025816109       1,092      32,850  sole           n/a        32,850
Bristol Myers                   cs  110122108       1,528      72,316  sole           n/a        72,316
BRE Properties                  oa  05564E106       3,258     110,617  sole           n/a       110,617
Citigroup                       cs  172967101       2,451      71,159  sole           n/a        71,159
Crescent Real Est Eq            oa  225756105         502      34,925  sole           n/a        34,925
Mack Cali Realty                oa  554489104         444      14,350  sole           n/a        14,350
Calpine Corp                    cs  131347106         960     291,000  sole           n/a       291,000
Chevron Texaco                  cs  166764100       2,532      39,161  sole           n/a        39,161
DNP Select Income               cs  23325P104         477      48,036  sole           n/a        48,036
DQE Corp                        cs  23329J104         269      22,050  sole           n/a        22,050
Consolidated Edison             cs  209115104         325       8,450  sole           n/a         8,450
Electronic Data Sys             cs  285661104       2,071     117,650  sole           n/a       117,650
Edison Int'l                    cs  281020107       2,165     158,150  sole           n/a       158,150
Emerson Electric                cs  291011104       2,070      45,650  sole           n/a        45,650
Felcor Lodging Trust            oa  31430F101       1,215     195,100  sole           n/a       195,100
Fannie Mae                      cs  313586109       1,784      27,300  sole           n/a        27,300
General Electric                cs  369604103       2,664     104,474  sole           n/a       104,474
Citigroup Inc Wts               sw  172967127          77      80,797  sole           n/a        80,797
Hewlett-Packard Co              cs  428236103       2,062     132,585  sole           n/a       132,585
Int'l Flav & Frag               cs  459506101       1,088      35,005  sole           n/a        35,005
Intel                           cs  458140100       1,285      78,958  sole           n/a        78,958
Johnson and Johnson             cs  478160104         542       9,371  sole           n/a         9,371
Kinder Morgan, Inc.             cs  49455P101       4,650     103,327  sole           n/a       103,327
Kinder Morgan Energy            oa  494550106       3,122      84,370  sole           n/a        84,370
Coca-Cola Co.                   cs  191216100       2,108      52,064  sole           n/a        52,064
Keyspan                         cs  49337W100         208       6,450  sole           n/a         6,450
Alliant Energy Corp.            cs  018802108         177      11,000  sole           n/a        11,000
Liberty Property Tr             oa  531172104         687      21,950  sole           n/a        21,950
Altria Group Inc                cs  718154107         860      28,695  sole           n/a        28,695
Merck                           cs  589331107       3,463      63,208  sole           n/a        63,208
New Plan Realty                 oa  648053106         457      23,350  sole           n/a        23,350
Pacific Gas & Elect             cs  69331C108       2,883     214,336  sole           n/a       214,336
Plum Creek Timber Co            oa  729251108         748      34,640  sole           n/a        34,640
Phelps Dodge                    cs  717265102       1,916      58,995  sole           n/a        58,995
Pfizer                          cs  717081103         514      16,489  sole           n/a        16,489
Puget Energy                    cs  745310102         279      13,072  sole           n/a        13,072
Quaker Fabric                   cs  747399103         240      43,700  sole           n/a        43,700
Sthwst Bell Corp.               cs  78387G103       1,185      59,088  sole           n/a        59,088
Solectron Corp.                 cs  834182107         494     163,520  sole           n/a       163,520
Southern Co.                    cs  842587107         530      18,650  sole           n/a        18,650
Smurfit Stone Cont.             cs  832727101       1,721     128,818  sole           n/a       128,818
Textron                         cs  883203101       1,590      57,900  sole           n/a        57,900
Tyco                            cs  902124106       1,190      92,520  sole           n/a        92,520
Utd. Dominion                   oa  910197102       2,461     154,025  sole           n/a       154,025
US Bancorp                      cs  902973304       1,602      84,398  sole           n/a        84,398
Verizon                         cs  92343V104         469      13,254  sole           n/a        13,254
Walgreen                        cs  931422109         457      15,488  sole           n/a        15,488
Wells Fargo                     cs  949746101         560      12,445  sole           n/a        12,445
Williams Companies              cs  969457100         250      54,565  sole           n/a        54,565
Waste Management                cs  94106L109       3,603     170,132  sole           n/a       170,132
Wyeth                           cs  983024100         223       5,890  sole           n/a         5,890
Exxon Mobil Corp.               cs  30231G102         610      17,456  sole           n/a        17,456





ZFSM\4513\001\1224726.01